Organization and Business Operations - Business Combination (Details) - USD ($) $ in Thousands		12 Months Ended
	Dec. 29, 2021	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash proceeds from the Transactions, net of redemptions		$ 200,102
Payment of transaction costs related to the Transactions		(19,336)	$ 0
Net cash proceeds from the Transactions	$ 180,800	180,766
Capitalized and paid Virgin Orbit transaction costs		(393)
Allocation to assumed public and private warrant liabilities from NextGen		(23,937)
Allocation to assumed accrued expenses from NextGen		(45)
Transaction costs related to concession launch service to Third-Party PIPE Investor		(4,065)
Reverse recapitalization, net of transaction costs		$ 152,326